Long-term debt - Maturities (Details 2) SFr in Millions, ¥ in Billions	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019 CHF (SFr)
Long-term debt by maturities
Next twelve months	SFr 24,983
Year two	24,057
Year three	23,003
Year four	14,209
Year five	18,181
Thereafter	56,654
Long-term debt	161,087		SFr 152,005
Notes with a contractual maturity of greater than one year, but likelihood of redemption within one year	3,400
Structured notes
Long-term debt by maturities
Next twelve months	12,299
Year two	8,788
Year three	5,132
Year four	3,508
Year five	3,956
Thereafter	13,356
Long-term debt	47,039		49,435
Structured notes | Equity
Long-term debt by maturities
Long-term debt	29,907		31,666
Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	13,882		13,558
Structured notes | Credit
Long-term debt by maturities
Long-term debt	2,881		3,734
Structured notes | Other
Long-term debt by maturities
Long-term debt	369		477
Group Parent Company, intercompany transactions excluded
Long-term debt by maturities
Next twelve months	0
Year two	1,447
Year three	10,445
Year four	6,174
Year five	9,431
Thereafter	27,029
Long-term debt	SFr 54,526
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	0.80%	0.80%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.60%	0.60%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.80%	3.80%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	1.00%	1.00%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.20%	4.20%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	1.30%	1.30%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.80%	3.80%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.70%	0.70%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	5.40%	5.40%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.10%	7.10%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.90%	3.90%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.50%	7.50%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.50%	3.50%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.30%	6.30%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.00%	3.00%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.30%	7.30%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	4.50%	4.50%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.40%	6.40%
Group Parent Company, intercompany transactions excluded | Fixed rate | Senior notes
Long-term debt by maturities
Next twelve months	SFr 0
Year two	0
Year three	5,608
Year four	1,258
Year five	7,431
Thereafter	21,707
Long-term debt	36,004
Group Parent Company, intercompany transactions excluded | Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	0
Year two	1,394
Year three	4,309
Year four	3,208
Year five	2,000
Thereafter	5,322
Long-term debt	16,233
Group Parent Company, intercompany transactions excluded | Variable rate | Senior notes
Long-term debt by maturities
Next twelve months	0
Year two	53
Year three	528
Year four	1,708
Year five	0
Thereafter	0
Long-term debt	2,289
Group subsidiaries
Long-term debt by maturities
Next twelve months	24,983
Year two	22,610
Year three	12,558
Year four	8,035
Year five	8,750
Thereafter	29,625
Long-term debt	SFr 106,561
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.00%	4.00%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.20%	8.20%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	2.20%	2.20%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.60%	3.60%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.50%	3.50%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.10%	7.10%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	2.50%	2.50%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.70%	4.70%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.80%	3.80%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.60%	0.60%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.50%	6.50%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.50%	3.50%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	5.70%	5.70%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.40%	0.40%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	5.90%	5.90%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.90%	0.90%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.20%	7.20%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	6.70%	6.70%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.30%	10.30%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	1.30%	1.30%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	2.90%	2.90%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	1.90%	1.90%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.70%	10.70%
Group subsidiaries | Fixed rate | Senior notes
Long-term debt by maturities
Next twelve months	SFr 9,364
Year two	4,581
Year three	1,873
Year four	3,856
Year five	2,398
Thereafter	13,931
Long-term debt	36,003
Group subsidiaries | Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	1,342
Year two	5,069
Year three	2,394
Year four	23
Year five	9
Thereafter	131
Long-term debt	8,968
Group subsidiaries | Fixed rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	7
Year two	128
Year three	0
Year four	0
Year five	208
Thereafter	0
Long-term debt	343
Group subsidiaries | Variable rate | Senior notes
Long-term debt by maturities
Next twelve months	13,380
Year two	12,615
Year three	8,274
Year four	4,131
Year five	6,117
Thereafter	14,243
Long-term debt	58,760
Group subsidiaries | Variable rate | Subordinated
Long-term debt by maturities
Next twelve months	881
Year two	195
Year three	0
Year four	0
Year five	4
Thereafter	4
Long-term debt	1,084
Group subsidiaries | Variable rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	9
Year two	22
Year three	17
Year four	25
Year five	14
Thereafter	1,316
Long-term debt	1,403
Bank
Long-term debt by maturities
Next twelve months	24,986
Year two	25,379
Year three	20,735
Year four	14,228
Year five	18,269
Thereafter	56,682
Long-term debt	160,279		151,000
Maximum principal amount of notes that can be issued | ¥		¥ 500
Notes with a contractual maturity of greater than one year, but likelihood of redemption within one year	SFr 3,400
Bank | Senior notes | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.00%	4.00%
Bank | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.20%	8.20%
Bank | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	2.20%	2.20%
Bank | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.60%	3.60%
Bank | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.50%	3.50%
Bank | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.10%	7.10%
Bank | Subordinated | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	2.50%	2.50%
Bank | Subordinated | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.70%	4.70%
Bank | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.10%	7.10%
Bank | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.60%	0.60%
Bank | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.00%	8.00%
Bank | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.80%	0.80%
Bank | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.50%	6.50%
Bank | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.40%	0.40%
Bank | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.30%	7.30%
Bank | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.70%	0.70%
Bank | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.20%	7.20%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	6.70%	6.70%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.30%	10.30%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	1.30%	1.30%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	2.90%	2.90%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	1.90%	1.90%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.70%	10.70%
Bank | Structured notes
Long-term debt by maturities
Next twelve months	SFr 12,299
Year two	8,788
Year three	5,132
Year four	3,508
Year five	3,956
Thereafter	13,356
Long-term debt	47,039		49,435
Bank | Structured notes | Equity
Long-term debt by maturities
Long-term debt	29,907		31,666
Bank | Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	13,882		13,558
Bank | Structured notes | Credit
Long-term debt by maturities
Long-term debt	2,881		3,734
Bank | Structured notes | Other
Long-term debt by maturities
Long-term debt	369		SFr 477
Bank | Fixed rate | Senior notes
Long-term debt by maturities
Next twelve months	9,367
Year two	4,583
Year three	1,892
Year four	3,856
Year five	2,425
Thereafter	13,957
Long-term debt	36,080
Bank | Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	1,342
Year two	7,343
Year three	10,464
Year four	4,508
Year five	9,501
Thereafter	27,162
Long-term debt	60,320
Bank | Fixed rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	7
Year two	128
Year three	0
Year four	0
Year five	208
Thereafter	0
Long-term debt	343
Bank | Variable rate | Senior notes
Long-term debt by maturities
Next twelve months	13,380
Year two	12,615
Year three	8,274
Year four	4,131
Year five	6,117
Thereafter	14,171
Long-term debt	58,688
Bank | Variable rate | Subordinated
Long-term debt by maturities
Next twelve months	881
Year two	688
Year three	88
Year four	1,708
Year five	4
Thereafter	76
Long-term debt	3,445
Bank | Variable rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	9
Year two	22
Year three	17
Year four	25
Year five	14
Thereafter	1,316
Long-term debt	SFr 1,403